Disclosure of Operating Segments (Details) - USD ($) $ in Millions		6 Months Ended				12 Months Ended
		Jun. 30, 2020		Jun. 30, 2019		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of operating segments [line items]
Net revenues		$ 848		$ 4,468		$ 8,808		$ 8,665		$ 7,586	[1]
Income from right of use		64	[2]	203	[2]	456	[3]	436	[3]	406	[3]
Management fee and other income		35	[2]	37	[2]	75	[3]	71	[3]	73	[3]
Adjusted Property EBITDA		(243)	[4]	1,625	[4]	3,193	[5]	3,079	[5]	2,611	[5]
Share-based compensation		(8)	[6]	(7)	[6]	(14)	[7],[8]	(13)	[7],[8]	(12)	[7],[8]
Corporate expense		(28)	[9]	(66)	[9]	(129)		(125)		(120)
Pre-opening expense		(5)		(10)		(23)		(5)		(7)
Depreciation and amortization		(338)		(364)		(706)		(655)		(676)	[10]
Foreign exchange gain (loss)		20		12		35		4		(11)	[11]
Impairment loss on property and equipment						(65)	[12]	0		0
Loss on disposal of property and equipment, investment properties and intangible assets		(7)		(3)		(16)		(131)	[13]	(12)	[11]
Operating (loss) profit		(609)		1,187		2,275		2,154		1,773	[10]
Interest income		9		21		38		20		5	[10]
Interest expense, net of amounts capitalized		(116)		(147)		(280)		(225)		(153)	[10]
Loss on modification or early retirement of debt						0		(81)		0	[10]
(Loss) profit before income tax		(716)		1,061		2,033		1,868		1,625	[10]
Income tax (expense) benefit		0		6		0		7		(22)	[10]
(Loss) profit for the period attributable to equity holders of the Company		(716)		1,067		2,033		1,875		1,603	[10]
Equity-settled share-based payment expense, net of amounts capitalized		6	[6]	7	[6]	13	[8]	13	[8]	12	[8]
Cash-settled share-based payment expense, net of amounts capitalized		2	[6]	0	[2]	1	[8]	0		0
Royalty fees						113		112		103
Employee benefit expenses		554		651		1,292		1,238		1,193	[10]
Other support services						101		100		111
Other expenses						115		99		66
Utilities and operating supplies						195		207		200
Contract labor and services						152		151		141
Advertising and promotions						129		124		116
Capital expenditures		571		225		754		532		477
Total assets		11,335				12,100		12,058	[14]
Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		625		3,586		7,018		6,816		5,880	[1]
Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		71		364		731		734		651	[1]
Mall [Member]
Disclosure of operating segments [line items]
Net revenues		99	[2],[15]	240	[2],[15]	531	[3]	507	[3]	479	[1],[3]
Rent concessions	[15]	135
Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		27		154		298		304		292	[1]
Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		26		124		230		304		284	[1]
Corporate expense [Member]
Disclosure of operating segments [line items]
Share-based compensation		(1)	[9]	0	[15]
Royalty fees		11		56		110		106		98
Management fees						5		6		6
Employee benefit expenses						7		7		6
Other support services						4		3		4
Other expenses						3		3		6
Pre-opening expense [Member]
Disclosure of operating segments [line items]
Pre-opening expense						(23)		(5)		(7)
Management fees						0		0		1
Employee benefit expenses						9		1		0
Other support services						1		1		3
Other expenses						1		0		1
Utilities and operating supplies						0		2		2
Contract labor and services						3		1		0
Advertising and promotions						9		0		0
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenues		(8)	[16]	(8)	[16]	(15)	[17]	(15)	[17]	(15)	[17],[18]
Elimination of intersegment amounts [member] | Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		0	[16]	0	[16]	0	[19]	0	[19]	0	[1],[19]
Elimination of intersegment amounts [member] | Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		0	[16]	0	[16]	0	[19]	0	[19]	0	[1],[19]
Elimination of intersegment amounts [member] | Mall [Member]
Disclosure of operating segments [line items]
Net revenues		(1)	[2],[15],[16]	(1)	[2],[15],[16]	(1)	[3],[19]	(1)	[3],[19]	(1)	[1],[3],[19]
Elimination of intersegment amounts [member] | Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		0	[16]	0	[16]	0	[19]	0	[19]	0	[1],[19]
Elimination of intersegment amounts [member] | Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		(7)	[16]	(7)	[16]	(14)	[19]	(14)	[19]	(14)	[1],[19]
The Venetian Macao [Member]
Disclosure of operating segments [line items]
Net revenues		343		1,751		3,510		3,474		2,924	[1]
Adjusted Property EBITDA		(48)	[4]	697	[4]	1,407	[5]	1,378	[5]	1,137	[5]
Depreciation and amortization		(87)		(79)		(159)		(146)		(151)
Capital expenditures		66		38		131		179		152
Total assets		3,052				3,236		3,447
The Venetian Macao [Member] | Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		256		1,438		2,875		2,829		2,362	[1]
The Venetian Macao [Member] | Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		22		110		222		223		179	[1]
The Venetian Macao [Member] | Mall [Member]
Disclosure of operating segments [line items]
Net revenues		47	[2],[15]	118	[2],[15]	254	[3]	234	[3]	220	[1],[3]
The Venetian Macao [Member] | Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		6		39		73		81		74	[1]
The Venetian Macao [Member] | Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		12		46		86		107		89	[1]
Sands Cotai Central [Member]
Disclosure of operating segments [line items]
Net revenues		180		1,060		2,052		2,153		1,916	[1]
Adjusted Property EBITDA		(79)	[4]	377	[4]	726	[5]	759	[5]	633	[5]
Depreciation and amortization		(118)		(164)		(299)		(274)		(239)
Capital expenditures		368		107		276		130		84
Total assets		4,046				4,531		4,378
Sands Cotai Central [Member] | Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		124		803		1,541		1,622		1,433	[1]
Sands Cotai Central [Member] | Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		27		161		320		331		291	[1]
Sands Cotai Central [Member] | Mall [Member]
Disclosure of operating segments [line items]
Net revenues		16	[2],[15]	32	[2],[15]	71	[3]	69	[3]	63	[1],[3]
Sands Cotai Central [Member] | Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		9		50		97		102		102	[1]
Sands Cotai Central [Member] | Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		4		14		23		29		27	[1]
The Parisian Macao [Member]
Disclosure of operating segments [line items]
Net revenues		118		868		1,650		1,533		1,395	[1]
Adjusted Property EBITDA		(84)	[4]	302	[4]	544	[5]	484	[5]	412	[5]
Depreciation and amortization		(84)		(79)		(161)		(163)		(204)
Capital expenditures		7		14		32		130		204
Total assets		2,253				2,372		2,489
The Parisian Macao [Member] | Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		85		730		1,376		1,265		1,120	[1]
The Parisian Macao [Member] | Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		14		64		130		124		128	[1]
The Parisian Macao [Member] | Mall [Member]
Disclosure of operating segments [line items]
Net revenues		10	[2],[15]	27	[2],[15]	53	[3]	57	[3]	66	[1],[3]
The Parisian Macao [Member] | Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		6		35		70		65		61	[1]
The Parisian Macao [Member] | Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		3		12		21		22		20	[1]
The Plaza Macao [Member]
Disclosure of operating segments [line items]
Net revenues		126		435		877		719		587	[18]
Adjusted Property EBITDA		10	[4]	168	[4]	345	[5]	262	[5]	233	[5]
Depreciation and amortization		(30)		(19)		(40)		(33)		(36)
Loss on disposal of property and equipment, investment properties and intangible assets	[13]							(128)
Capital expenditures		127		59		296		63		22
Total assets		1,257				1,255		913
The Plaza Macao [Member] | Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		91		335		650		502		391	[1]
The Plaza Macao [Member] | Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		5		20		41		39		34	[1]
The Plaza Macao [Member] | Mall [Member]
Disclosure of operating segments [line items]
Net revenues		26	[2],[15]	62	[2],[15]	151	[3]	145	[3]	131	[1],[3]
The Plaza Macao [Member] | Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		4		16		31		29		28	[1]
The Plaza Macao [Member] | Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		0		2		4		4		3	[1]
Sands Macao [Member]
Disclosure of operating segments [line items]
Net revenues		76		307		628		650		626	[1]
Adjusted Property EBITDA		(32)	[4]	83	[4]	175	[5]	178	[5]	174	[5]
Depreciation and amortization		(13)		(13)		(27)		(24)		(31)
Capital expenditures		3		6		16		29		10
Total assets		268				323		328
Sands Macao [Member] | Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		69		280		576		598		574	[1]
Sands Macao [Member] | Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		3		9		18		17		19	[1]
Sands Macao [Member] | Mall [Member]
Disclosure of operating segments [line items]
Net revenues		1	[2],[15]	2	[2],[15]	3	[3]	3	[3]	0	[1],[3]
Sands Macao [Member] | Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		2		14		27		27		27	[1]
Sands Macao [Member] | Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		1		2		4		5		6	[1]
Ferry and Other Operations [Member]
Disclosure of operating segments [line items]
Net revenues		13		55		106		151		153	[1]
Adjusted Property EBITDA		(10)	[4]	(2)	[4]	(4)	[5]	18	[5]	22	[5]
Depreciation and amortization		(6)		(10)		(20)		(15)		(15)
Capital expenditures		0		1		3		1		5
Total assets		459				383		503
Ferry and Other Operations [Member] | Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		0		0		0		0		0	[1]
Ferry and Other Operations [Member] | Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		0		0		0		0		0	[1]
Ferry and Other Operations [Member] | Mall [Member]
Disclosure of operating segments [line items]
Net revenues		0	[2],[15]	0	[2],[15]	0	[3]	0	[3]	0	[1],[3]
Ferry and Other Operations [Member] | Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		0		0		0		0		0	[1]
Ferry and Other Operations [Member] | Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		$ 13		$ 55		$ 106		$ 151		$ 153	[1]

[1]	Note: Presentation for the year ended December 31, 2017 has been restated to reflect the adoption of IFRS 15 in 2018 as disclosed in Note 2.
[2]	Of this amount, US$64 million and US$35 million (six months ended June 30, 2019: US$203 million and US$37 million) are related to income from right of use and management fee and other, respectively. Income from right of use is recognized in accordance with IFRS 16 Leases.
[3]	Of this amount, US$406 million and US$73 million for the year ended December 31, 2017, US$436 million and US$71 million for the year ended December 31, 2018, and US$456 million and US$75 million for the year ended December 31, 2019 are related to income from right-of-use and management fee and other, respectively. Income from right-of-use is recognized in accordance with IAS 17 Leases for the years ended December 31, 2017 and 2018 and IFRS 16 Leases for the year ended December 31, 2019. All other revenue are recognized in accordance with IFRS 15 Revenue from contracts with customers.
[4]	Adjusted property EBITDA, which is a non-IFRS financial measure, is profit or loss attributable to equity holders of the Company before share-based compensation, corporate expense, pre-opening expense, depreciation and amortization, net foreign exchange gains or losses, impairment loss on property and equipment, gain or loss on disposal of property and equipment, investment properties and intangible assets, interest, gain or loss on modification or early retirement of debt and income tax benefit or expense. Management utilizes adjusted property EBITDA to compare the operating profitability of its operations with those of its competitors, as well as a basis for determining certain incentive compensation. Integrated resort companies have historically reported adjusted property EBITDA as a supplemental performance measure to IFRS financial measures. In order to view the operations of their properties on a more stand-alone basis, integrated resort companies, including the Group, have historically excluded certain expenses that do not relate to the management of specific properties, such as pre-opening expense and corporate expense, from their adjusted property EBITDA calculations. Adjusted property EBITDA should not be interpreted as an alternative to profit or operating profit (as an indicator of operating performance) or to cash flows from operations (as a measure of liquidity), in each case, as determined in accordance with IFRS. The Group has significant uses of cash flow, including capital expenditures, dividend payments, interest payments, debt principal repayments and income taxes, which are not reflected in adjusted property EBITDA. Not all companies calculate adjusted property EBITDA in the same manner. As a result, adjusted property EBITDA as presented by the Group may not be directly comparable to other similarly titled measures presented by other companies.
[5]	Adjusted Property EBITDA, which is a non-IFRS financial measure, is profit or loss attributable to equity holders of the Company before share-based compensation, corporate expense, pre-opening expense, depreciation and amortization, net foreign exchange gains or losses, impairment loss on property and equipment, gain or loss on disposal of property and equipment, investment properties and intangible assets, interest, gain or loss on modification or early retirement of debt and income tax benefit or expense. Management utilizes Adjusted Property EBITDA to compare the operating profitability of its operations with those of its competitors, as well as a basis for determining certain incentive compensation. Gaming companies have historically reported Adjusted Property EBITDA as a supplemental performance measure to IFRS financial measures. In order to view the operations of their casinos on a more stand-alone basis, gaming companies, including the Group, have historically excluded certain expenses that do not relate to the management of specific casino properties, such as pre-opening expense and corporate expense, from their Adjusted Property EBITDA calculations. Adjusted Property EBITDA should not be interpreted as an alternative to profit or operating profit (as an indicator of operating performance) or to cash flows from operations (as a measure of liquidity), in each case, as determined in accordance with IFRS. The Group has significant uses of cash flow, including capital expenditures, dividend payments, interest payments and debt principal repayments, which are not reflected in Adjusted Property EBITDA. Not all companies calculate Adjusted Property EBITDA in the same manner. As a result, Adjusted Property EBITDA as presented by the Group may not be directly comparable to other similarly titled measures presented by other companies.
[6]	The amount comprises of US$6 million equity-settled shared-base payment expense, net of amounts capitalized and US$2 million cash-settled share-based payment expense, net of amounts capitalized (six months ended June 30, 2019: US$7 million and nil respectively).
[7]	Share-based compensation of nil, US$1 million and US$1 million was capitalized during the years ended December 31, 2017, 2018 and 2019, respectively. For further information related to the Company’s equity award plan and LVS’ equity award plan, see Note 28 to the consolidated financial statements.
[8]	The amount comprises of equity settled share-based payment expense, net of amounts capitalized and cash settled share-based payment expense, net of amounts capitalized amounting to US$12 million and nil, US$13 million and nil, and US$13 million and US$1 million for the years ended December 31, 2017, 2018 and 2019, respectively.
[9]	The amount excludes share-based payment expense of US$1 million (six months ended June 30, 2019: nil).
[10]	Note: Presentation for the year ended December 31, 2017 has been restated to reflect the adoption of IFRS 15 in 2018 as disclosed in Note 2.
[11]	Note: Presentation for the year ended December 31, 2017 has been restated to reflect the adoption of IFRS 15 in 2018 as disclosed in Note 2.
[12]	The impairment loss for the year ended December 31, 2019 resulted from the decrease in volume of passengers in our ferry operations. For details refer to Note 3(b).
[13]	The loss on disposal of property and equipment, investment properties and intangible assets for the year ended December 31, 2018 primarily consisted of a loss of US$128 million on asset disposals related to the preparation of the construction site for The Grand Suites at Four Seasons.
[14]	Note: Certain reclassifications have been made to the year ended December 31, 2018 to conform to the presentation of the year ended December 31, 2019.
[15]	For the six months ended June 30, 2020, rent concessions of US$135 million were provided to tenants as a result of the COVID-19 Pandemic and the impact on mall operations.
[16]	Inter-segment revenues are charged at prevailing market rates.
[17]	Inter-segment revenues are charged at prevailing market rates.
[18]	Note: Presentation for the year ended December 31, 2017 has been restated to reflect the adoption of IFRS 15 in 2018 as disclosed in Note 2.
[19]	Inter-segment revenues are charged at prevailing market rates.